Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (191)	$ (154)
Total realized and unrealized gains (losses) included in income	1	(17)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	13	(7)
Transfers into Level 3 of fair value hierarchy, liabilities	8	(1)
Transfers Out of Level 3	2	3
Fair value ending balance	(167)	(176)
Change in Unrealized gain (losses) on instruments still held	13	(35)
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(158)	(126)
Total realized and unrealized gains (losses) included in income	(6)	(23)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	9	12
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(155)	(137)
Change in Unrealized gain (losses) on instruments still held	2	(12)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1	(6)
Total realized and unrealized gains (losses) included in income	6	2
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	5	0
Transfers into Level 3 of fair value hierarchy, liabilities	7	0
Transfers Out of Level 3	2	3
Fair value ending balance	21	(1)
Change in Unrealized gain (losses) on instruments still held	11	(1)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(24)	(21)
Total realized and unrealized gains (losses) included in income	(5)	(6)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(1)	0
Transfers into Level 3 of fair value hierarchy, liabilities	1	(1)
Transfers Out of Level 3	0	0
Fair value ending balance	(29)	(28)
Change in Unrealized gain (losses) on instruments still held	(7)	(5)
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(10)	(1)
Total realized and unrealized gains (losses) included in income	6	10
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	0	(19)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(4)	(10)
Change in Unrealized gain (losses) on instruments still held	7	(17)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(24)	(22)
Total realized and unrealized gains (losses) included in income	0	38
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(6)	(54)
Movements Sales/Settlements	29	14
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(1)	(24)
Change in Unrealized gain (losses) on instruments still held	0	38
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(505)	(985)
Total realized and unrealized gains (losses) included in income	4	(24)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(72)	(56)
Movements Sales/Settlements	114	21
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	5
Fair value ending balance	(459)	(1,039)
Change in Unrealized gain (losses) on instruments still held	6	(43)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,233	980
Total realized and unrealized gains (losses) included in income	30	13
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	43	91
Movements Sales/ Settlements	(19)	(5)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	1,287	1,079
Change in Unrealized gain (losses) on instruments still held	7	17
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,233	980
Total realized and unrealized gains (losses) included in income	30	13
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	43	91
Movements Sales/ Settlements	(19)	(5)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	1,287	1,079
Change in Unrealized gain (losses) on instruments still held	7	17
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,362	2,404
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	(13)
Movements purchases/Issuances	2	9
Movements Sales/ Settlements	(187)	(232)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	3,177	2,168
Change in Unrealized gain (losses) on instruments still held	0	(1)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	7	27
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	(3)
Movements purchases/Issuances	0	3
Movements Sales/ Settlements	(4)	(1)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	3	26
Change in Unrealized gain (losses) on instruments still held	0	(3)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,355	2,377
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	(10)
Movements purchases/Issuances	2	6
Movements Sales/ Settlements	(183)	(231)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	3,174	2,142
Change in Unrealized gain (losses) on instruments still held	0	2
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	38	142
Total realized and unrealized gains (losses) included in income	2	2
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	1	72
Movements Sales/ Settlements	(22)	(116)
Transfer Into Level 3	0	2
Transfers Out of Level 3	0	0
Fair value ending balance	19	102
Change in Unrealized gain (losses) on instruments still held	(1)	(2)
Trading Loans Securities And Other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	26	65
Total realized and unrealized gains (losses) included in income	0	3
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	72
Movements Sales/ Settlements	(15)	(81)
Transfer Into Level 3	0	2
Transfers Out of Level 3	0	0
Fair value ending balance	11	61
Change in Unrealized gain (losses) on instruments still held	(1)	(1)
Trading Loans Securities And Other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	12	10
Total realized and unrealized gains (losses) included in income	2	(1)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	1	0
Movements Sales/ Settlements	(7)	(2)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	8	7
Change in Unrealized gain (losses) on instruments still held	0	0
Trading Loans Securities And Other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	67
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/ Settlements	0	(33)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	0	34
Change in Unrealized gain (losses) on instruments still held	$ 0	$ (1)